Pension benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Impact of settlement/curtailment funded status	$ 1	$ 1	$ 0
Accumulated benefit obligation	33	54
Total company contributions	$ 17	$ 26	$ 29
Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)	66.00%
Retirement age	67 years
Retirement pension cap (as percent)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension	62 years
Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)	60.00%
Retirement age	67 years
Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years